Share Purchase Warrants and Stock Options (Details) - Schedule of share purchase warrants	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Schedule of share purchase warrants [Abstract]
Number of warrants, Beginning Balance | shares
Weighted average exercise price, Beginning Balance | $ / shares
Intrinsic value, Beginning Balance | $
Number of warrants, Assumed in merger transaction | shares	1,722,161
Weighted average exercise price, Assumed in merger transaction | $ / shares	$ 0.22
Number of warrants, Issued | shares
Weighted average exercise price, Issued | $ / shares
Number of warrants, Exercised | shares	(1,719,281)
Weighted average exercise price, Exercised | $ / shares	$ 0.37
Number of warrants, Expired | shares
Weighted average exercise price, Expired | $ / shares
Number of warrants, Ending Balance | shares	2,880
Weighted average exercise price, Ending Balance | $ / shares	$ 68.79
Intrinsic value, Ending Balance | $